Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,315,081.05
Total Fee Amount	1,286.41
Total Offset Amount	0.00
Net Fee	$ 1,286.41
Offering Table N/A
Offset Table N/A	N/A